Portfolio of Investments – as of October 31, 2024 (Unaudited)
Natixis Target Retirement 2050 Fund

Shares	Description	Value (†)
Common Stocks — 58.6% of Net Assets
	Aerospace & Defense — 1.3%
313	AAR Corp.(a)	$18,373
868	Boeing Co.(a)	129,601
254	General Electric Co.	43,632
58	L3Harris Technologies, Inc.	14,353
53	Lockheed Martin Corp.	28,941
128	Moog, Inc., Class A	24,141
19	Northrop Grumman Corp.	9,672
293	RTX Corp.	35,450
157	Woodward, Inc.	25,762
		329,925
	Air Freight & Logistics — 0.3%
391	Expeditors International of Washington, Inc.	46,529
42	FedEx Corp.	11,502
249	GXO Logistics, Inc.(a)	14,893
69	United Parcel Service, Inc., Class B	9,250
		82,174
	Automobile Components — 0.5%
56	Aptiv PLC(a)	3,182
1,098	BorgWarner, Inc.	36,926
815	Dana, Inc.	6,251
869	Magna International, Inc.	34,299
1,887	Mobileye Global, Inc., Class A(a)	25,682
247	Visteon Corp.(a)	22,292
		128,632
	Automobiles — 1.6%
2,740	General Motors Co.	139,082
1,011	Tesla, Inc.(a)	252,598
120	Thor Industries, Inc.	12,490
		404,170
	Banks — 3.5%
522	Ameris Bancorp	32,359
878	Atlantic Union Bankshares Corp.	33,189
934	Banc of California, Inc.	14,346
2,940	Bank of America Corp.	122,951
1,999	Citigroup, Inc.	128,276
191	Citizens Financial Group, Inc.	8,045
298	East West Bancorp, Inc.	29,052
38	First Citizens BancShares, Inc., Class A	73,619
948	First Financial Bancorp	24,250
1,571	Fulton Financial Corp.	28,451
531	International Bancshares Corp.	32,529
458	JPMorgan Chase & Co.	101,639
137	PNC Financial Services Group, Inc.	25,793
252	Regions Financial Corp.	6,015
503	SouthState Corp.	49,058
687	Truist Financial Corp.	29,575
295	U.S. Bancorp	14,252
498	Webster Financial Corp.	25,796
1,721	Wells Fargo & Co.	111,727
		890,922
	Beverages — 1.0%
84	Boston Beer Co., Inc., Class A(a)	24,450
589	Coca-Cola Co.	38,467
1,263	Keurig Dr. Pepper, Inc.	41,616
2,135	Monster Beverage Corp.(a)	112,472
203	PepsiCo, Inc.	33,714
		250,719
	Biotechnology — 1.4%
204	AbbVie, Inc.	41,590
Shares	Description	Value (†)
	Biotechnology — continued
352	Alnylam Pharmaceuticals, Inc.(a)	$93,840
55	Amgen, Inc.	17,609
262	BioMarin Pharmaceutical, Inc.(a)	17,263
401	CRISPR Therapeutics AG(a)	18,602
294	Gilead Sciences, Inc.	26,113
263	Halozyme Therapeutics, Inc.(a)	13,300
104	Incyte Corp.(a)	7,708
149	Neurocrine Biosciences, Inc.(a)	17,920
90	Regeneron Pharmaceuticals, Inc.(a)	75,438
108	Sarepta Therapeutics, Inc.(a)	13,608
44	United Therapeutics Corp.(a)	16,455
17	Vertex Pharmaceuticals, Inc.(a)	8,092
		367,538
	Broadline Retail — 1.4%
320	Alibaba Group Holding Ltd., ADR	31,353
1,570	Amazon.com, Inc.(a)	292,648
204	eBay, Inc.	11,732
172	Ollie's Bargain Outlet Holdings, Inc.(a)	15,795
		351,528
	Building Products — 0.9%
67	Carlisle Cos., Inc.	28,289
145	Carrier Global Corp.	10,544
752	Fortune Brands Innovations, Inc.	62,664
52	Lennox International, Inc.	31,334
627	Masco Corp.	50,104
163	Owens Corning	28,817
158	Trex Co., Inc.(a)	11,194
		222,946
	Capital Markets — 3.4%
1,400	Bank of New York Mellon Corp.	105,504
54	BlackRock, Inc.	52,976
67	Cboe Global Markets, Inc.	14,309
1,751	Charles Schwab Corp.	124,023
126	CME Group, Inc.	28,395
98	FactSet Research Systems, Inc.	44,498
77	Goldman Sachs Group, Inc.	39,870
789	Intercontinental Exchange, Inc.	122,981
427	Janus Henderson Group PLC	17,639
89	KKR & Co., Inc.	12,303
136	Morgan Stanley	15,810
81	MSCI, Inc.	46,267
969	Nasdaq, Inc.	71,629
47	Northern Trust Corp.	4,725
68	S&P Global, Inc.	32,665
609	SEI Investments Co.	45,529
941	State Street Corp.	87,325
47	T. Rowe Price Group, Inc.	5,163
83	Virtus Investment Partners, Inc.	17,959
		889,570
	Chemicals — 1.1%
46	Air Products & Chemicals, Inc.	14,284
298	Celanese Corp.	37,539
1,492	Corteva, Inc.	90,893
69	DuPont de Nemours, Inc.	5,726
92	Ecolab, Inc.	22,607
232	HB Fuller Co.	16,978
165	Innospec, Inc.	17,784
78	Linde PLC	35,580
197	Minerals Technologies, Inc.	14,832

Shares	Description	Value (†)
	Chemicals — continued
28	Sherwin-Williams Co.	$10,045
268	Stepan Co.	19,387
		285,655
	Commercial Services & Supplies — 0.2%
118	MSA Safety, Inc.	19,582
255	RB Global, Inc.	21,609
38	Waste Management, Inc.	8,202
		49,393
	Communications Equipment — 0.2%
282	Ciena Corp.(a)	17,910
78	F5, Inc.(a)	18,243
29	Motorola Solutions, Inc.	13,031
		49,184
	Construction & Engineering — 0.3%
270	AECOM	28,836
68	Comfort Systems USA, Inc.	26,591
58	EMCOR Group, Inc.	25,872
		81,299
	Construction Materials — 0.1%
30	Martin Marietta Materials, Inc.	17,770
75	Vulcan Materials Co.	20,545
		38,315
	Consumer Finance — 0.9%
2,571	Ally Financial, Inc.	90,113
100	American Express Co.	27,008
673	Capital One Financial Corp.	109,558
150	Synchrony Financial	8,271
		234,950
	Consumer Staples Distribution & Retail — 1.1%
233	BJ's Wholesale Club Holdings, Inc.(a)	19,742
54	Casey's General Stores, Inc.	21,277
53	Costco Wholesale Corp.	46,331
2,081	Kroger Co.	116,057
172	Sprouts Farmers Market, Inc.(a)	22,090
48	Target Corp.	7,202
749	Walmart, Inc.	61,381
		294,080
	Containers & Packaging — 0.2%
238	Crown Holdings, Inc.	22,265
383	Sonoco Products Co.	20,115
		42,380
	Distributors — 0.2%
346	Genuine Parts Co.	39,686
	Diversified Consumer Services — 0.2%
59	Duolingo, Inc.(a)	17,285
139	Grand Canyon Education, Inc.(a)	19,059
288	Service Corp. International	23,515
		59,859
	Diversified REITs — 0.1%
689	American Assets Trust, Inc.	18,569
	Diversified Telecommunication Services — 0.4%
2,152	AT&T, Inc.	48,506
407	Iridium Communications, Inc.	11,937
920	Verizon Communications, Inc.	38,760
		99,203
	Electric Utilities — 0.6%
405	Alliant Energy Corp.	24,300
337	Evergy, Inc.	20,368
236	Eversource Energy	15,541
Shares	Description	Value (†)
	Electric Utilities — continued
174	Exelon Corp.	$6,838
400	FirstEnergy Corp.	16,732
157	IDACORP, Inc.	16,247
843	PPL Corp.	27,448
221	Xcel Energy, Inc.	14,765
		142,239
	Electrical Equipment — 0.5%
99	Eaton Corp. PLC	32,827
194	Emerson Electric Co.	21,004
53	GE Vernova, Inc.(a)	15,988
355	nVent Electric PLC	26,472
129	Regal Rexnord Corp.	21,484
		117,775
	Electronic Equipment, Instruments & Components — 0.8%
181	Advanced Energy Industries, Inc.	19,644
312	Amphenol Corp., Class A	20,910
378	Avnet, Inc.	20,491
289	Cognex Corp.	11,627
208	Coherent Corp.(a)	19,228
67	Fabrinet(a)	16,145
960	Knowles Corp.(a)	16,627
60	Littelfuse, Inc.	14,678
384	TE Connectivity PLC	56,609
20	Teledyne Technologies, Inc.(a)	9,107
21	Zebra Technologies Corp., Class A(a)	8,021
		213,087
	Energy Equipment & Services — 0.2%
490	ChampionX Corp.	13,828
1,088	NOV, Inc.	16,875
253	Schlumberger NV	10,137
		40,840
	Entertainment — 1.5%
91	Electronic Arts, Inc.	13,727
272	Netflix, Inc.(a)	205,640
47	Take-Two Interactive Software, Inc.(a)	7,601
1,335	Walt Disney Co.	128,427
5,121	Warner Bros. Discovery, Inc.(a)	41,634
		397,029
	Financial Services — 2.5%
471	Block, Inc.(a)	34,063
1,215	Corebridge Financial, Inc.	38,600
606	Fiserv, Inc.(a)	119,927
646	Global Payments, Inc.	66,997
36	Jack Henry & Associates, Inc.	6,549
84	Mastercard, Inc., Class A	41,966
1,268	MGIC Investment Corp.	31,751
593	PayPal Holdings, Inc.(a)	47,025
714	Visa, Inc., Class A	206,953
363	Voya Financial, Inc.	29,149
79	WEX, Inc.(a)	13,635
		636,615
	Food Products — 0.5%
185	Campbell Soup Co.	8,630
348	General Mills, Inc.	23,671
50	Hershey Co.	8,879
157	Ingredion, Inc.	20,843
210	Kellanova	16,937
677	Kraft Heinz Co.	22,652

Shares	Description	Value (†)
	Food Products — continued
142	McCormick & Co., Inc.	$11,110
376	Mondelez International, Inc., Class A	25,749
		138,471
	Gas Utilities — 0.2%
121	Atmos Energy Corp.	16,793
433	New Jersey Resources Corp.	19,870
267	ONE Gas, Inc.	19,029
		55,692
	Ground Transportation — 0.4%
505	CSX Corp.	16,988
73	Norfolk Southern Corp.	18,282
113	Ryder System, Inc.	16,530
35	Saia, Inc.(a)	17,101
103	Uber Technologies, Inc.(a)	7,421
48	Union Pacific Corp.	11,139
142	XPO, Inc.(a)	18,535
		105,996
	Health Care Equipment & Supplies — 1.0%
20	Align Technology, Inc.(a)	4,101
1,072	Baxter International, Inc.	38,270
87	Becton Dickinson & Co.	20,322
89	Edwards Lifesciences Corp.(a)	5,964
81	GE HealthCare Technologies, Inc.	7,075
161	Intuitive Surgical, Inc.(a)	81,118
199	LeMaitre Vascular, Inc.	17,590
248	Merit Medical Systems, Inc.(a)	24,468
62	Penumbra, Inc.(a)	14,190
54	ResMed, Inc.	13,093
83	Stryker Corp.	29,571
67	Zimmer Biomet Holdings, Inc.	7,164
		262,926
	Health Care Providers & Services — 1.4%
241	Acadia Healthcare Co., Inc.(a)	10,288
112	Cardinal Health, Inc.	12,154
1,467	Centene Corp.(a)	91,335
39	Chemed Corp.	21,069
70	Cigna Group	22,037
919	CVS Health Corp.	51,887
52	Elevance Health, Inc.	21,100
22	HCA Healthcare, Inc.	7,892
211	HealthEquity, Inc.(a)	17,988
109	Henry Schein, Inc.(a)	7,655
16	Humana, Inc.	4,125
32	Labcorp Holdings, Inc.	7,305
33	McKesson Corp.	16,519
407	Select Medical Holdings Corp.	13,057
114	UnitedHealth Group, Inc.	64,353
		368,764
	Health Care REITs — 0.1%
240	Welltower, Inc.	32,371
	Health Care Technology — 0.5%
1,487	Doximity, Inc., Class A(a)	62,067
302	Veeva Systems, Inc., Class A(a)	63,067
		125,134
	Hotel & Resort REITs — 0.0%
248	Host Hotels & Resorts, Inc.	4,276
	Hotels, Restaurants & Leisure — 1.1%
470	Aramark	17,780
4	Booking Holdings, Inc.	18,705
218	Chipotle Mexican Grill, Inc.(a)	12,158
Shares	Description	Value (†)
	Hotels, Restaurants & Leisure — continued
167	Marriott Vacations Worldwide Corp.	$12,864
105	McDonald's Corp.	30,672
818	Starbucks Corp.	79,919
392	Travel & Leisure Co.	18,742
51	Wingstop, Inc.	14,672
658	Yum China Holdings, Inc.	29,024
278	Yum! Brands, Inc.	36,462
		270,998
	Household Durables — 0.4%
383	KB Home	30,066
116	Meritage Homes Corp.	21,019
130	PulteGroup, Inc.	16,839
392	Taylor Morrison Home Corp.(a)	26,852
		94,776
	Household Products — 0.5%
224	Church & Dwight Co., Inc.	22,380
90	Colgate-Palmolive Co.	8,434
576	Energizer Holdings, Inc.	18,472
437	Procter & Gamble Co.	72,184
		121,470
	Independent Power & Renewable Electricity Producers — 0.1%
523	AES Corp.	8,624
701	Clearway Energy, Inc., Class A	18,675
		27,299
	Industrial Conglomerates — 0.1%
61	3M Co.	7,837
70	Honeywell International, Inc.	14,397
		22,234
	Industrial REITs — 0.1%
110	Prologis, Inc.	12,423
538	Rexford Industrial Realty, Inc.	23,075
		35,498
	Insurance — 2.0%
50	Allstate Corp.	9,326
1,404	American International Group, Inc.	106,535
153	Arch Capital Group Ltd.(a)	15,080
96	Arthur J Gallagher & Co.	26,995
359	Assured Guaranty Ltd.	29,962
74	Chubb Ltd.	20,901
276	First American Financial Corp.	17,705
166	Hanover Insurance Group, Inc.	24,623
166	Hartford Financial Services Group, Inc.	18,333
69	Marsh & McLennan Cos., Inc.	15,059
127	Prudential Financial, Inc.	15,555
351	Reinsurance Group of America, Inc.	74,089
238	Selective Insurance Group, Inc.	21,615
99	Travelers Cos., Inc.	24,348
309	Willis Towers Watson PLC	93,377
		513,503
	Interactive Media & Services — 2.8%
996	Alphabet, Inc., Class A	170,426
1,551	Alphabet, Inc., Class C	267,842
487	Meta Platforms, Inc., Class A	276,411
449	Yelp, Inc.(a)	15,329
		730,008
	IT Services — 0.6%
84	Accenture PLC, Class A	28,965
238	Cognizant Technology Solutions Corp., Class A	17,752
183	International Business Machines Corp.	37,830

Shares	Description	Value (†)
	IT Services — continued
603	Kyndryl Holdings, Inc.(a)	$13,803
774	Shopify, Inc., Class A(a)	60,534
		158,884
	Leisure Products — 0.1%
806	Mattel, Inc.(a)	16,426
	Life Sciences Tools & Services — 1.0%
51	Agilent Technologies, Inc.	6,646
1,089	Avantor, Inc.(a)	24,361
71	Danaher Corp.	17,442
453	Illumina, Inc.(a)	65,295
450	IQVIA Holdings, Inc.(a)	92,619
88	Repligen Corp.(a)	11,816
56	Thermo Fisher Scientific, Inc.	30,594
		248,773
	Machinery — 1.3%
121	AGCO Corp.	12,081
38	Caterpillar, Inc.	14,295
320	Deere & Co.	129,501
97	Dover Corp.	18,365
142	Fortive Corp.	10,143
380	Graco, Inc.	30,951
31	Illinois Tool Works, Inc.	8,095
266	ITT, Inc.	37,272
160	Oshkosh Corp.	16,358
28	Parker-Hannifin Corp.	17,754
148	SPX Technologies, Inc.(a)	21,236
256	Terex Corp.	13,238
170	Toro Co.	13,682
		342,971
	Media — 0.9%
266	Charter Communications, Inc., Class A(a)	87,144
1,949	Comcast Corp., Class A	85,113
502	Interpublic Group of Cos., Inc.	14,759
330	Liberty Broadband Corp., Class C(a)	26,670
217	Omnicom Group, Inc.	21,917
		235,603
	Metals & Mining — 0.4%
344	Alcoa Corp.	13,791
94	Carpenter Technology Corp.	14,053
903	Cleveland-Cliffs, Inc.(a)	11,721
175	Freeport-McMoRan, Inc.	7,879
313	Newmont Corp.	14,223
80	Reliance, Inc.	22,907
337	U.S. Steel Corp.	13,092
		97,666
	Mortgage Real Estate Investment Trusts (REITs) — 0.1%
1,603	Annaly Capital Management, Inc.	30,473
	Multi-Utilities — 0.1%
182	Consolidated Edison, Inc.	18,506
74	DTE Energy Co.	9,192
48	WEC Energy Group, Inc.	4,585
		32,283
	Office REITs — 0.4%
949	COPT Defense Properties	30,558
2,285	Easterly Government Properties, Inc.	30,985
810	Highwoods Properties, Inc.	27,167
429	Kilroy Realty Corp.	17,254
		105,964
	Oil, Gas & Consumable Fuels — 2.6%
1,324	Antero Midstream Corp.	19,026
Shares	Description	Value (†)
	Oil, Gas & Consumable Fuels — continued
618	Antero Resources Corp.(a)	$15,994
2,222	APA Corp.	52,439
293	Chevron Corp.	43,604
609	CNX Resources Corp.(a)	20,724
948	ConocoPhillips	103,844
237	Devon Energy Corp.	9,167
37	Diamondback Energy, Inc.	6,540
785	EOG Resources, Inc.	95,739
151	Expand Energy Corp.	12,793
668	Exxon Mobil Corp.	78,009
55	Hess Corp.	7,396
855	Kinder Morgan, Inc.	20,956
154	ONEOK, Inc.	14,920
413	Ovintiv, Inc.	16,190
791	Phillips 66	96,360
463	Range Resources Corp.	13,904
24	Texas Pacific Land Corp.	27,984
62	Valero Energy Corp.	8,045
309	Williams Cos., Inc.	16,182
		679,816
	Passenger Airlines — 0.4%
1,760	Delta Air Lines, Inc.	100,707
	Personal Care Products — 0.3%
71	Estee Lauder Cos., Inc., Class A	4,895
3,687	Kenvue, Inc.	84,543
		89,438
	Pharmaceuticals — 1.5%
476	Bristol-Myers Squibb Co.	26,546
44	Eli Lilly & Co.	36,509
115	Jazz Pharmaceuticals PLC(a)	12,653
434	Johnson & Johnson	69,379
731	Merck & Co., Inc.	74,796
247	Novartis AG, ADR	26,775
504	Novo Nordisk AS, ADR	56,423
982	Pfizer, Inc.	27,791
749	Roche Holding AG, ADR	29,069
117	Zoetis, Inc.	20,917
		380,858
	Professional Services — 0.6%
35	Automatic Data Processing, Inc.	10,123
196	Equifax, Inc.	51,944
315	Exponent, Inc.	29,730
217	Korn Ferry	15,331
80	Leidos Holdings, Inc.	14,653
42	Paychex, Inc.	5,852
87	Paylocity Holding Corp.(a)	16,057
		143,690
	Real Estate Management & Development — 0.6%
874	CBRE Group, Inc., Class A(a)	114,468
109	Jones Lang LaSalle, Inc.(a)	29,534
		144,002
	Residential REITs — 0.0%
57	AvalonBay Communities, Inc.	12,632
	Retail REITs — 0.2%
1,566	Brixmor Property Group, Inc.	42,204
49	Simon Property Group, Inc.	8,287
		50,491
	Semiconductors & Semiconductor Equipment — 3.6%
109	Advanced Micro Devices, Inc.(a)	15,704
122	Analog Devices, Inc.	27,219

Shares	Description	Value (†)
	Semiconductors & Semiconductor Equipment — continued
64	Applied Materials, Inc.	$11,621
634	ARM Holdings PLC, ADR(a)	89,584
247	Broadcom, Inc.	41,933
744	Intel Corp.	16,011
233	Lattice Semiconductor Corp.(a)	11,804
177	Micron Technology, Inc.	17,638
233	MKS Instruments, Inc.	23,144
4,032	NVIDIA Corp.	535,288
91	Onto Innovation, Inc.(a)	18,048
474	QUALCOMM, Inc.	77,153
82	Silicon Laboratories, Inc.(a)	8,517
146	Synaptics, Inc.(a)	10,026
139	Texas Instruments, Inc.	28,239
		931,929
	Software — 4.0%
30	Adobe, Inc.(a)	14,342
23	ANSYS, Inc.(a)	7,369
411	Autodesk, Inc.(a)	116,642
39	Cadence Design Systems, Inc.(a)	10,769
457	Dynatrace, Inc.(a)	24,587
21	Intuit, Inc.	12,816
102	Manhattan Associates, Inc.(a)	26,863
660	Microsoft Corp.	268,191
1,110	Oracle Corp.	186,302
27	Palo Alto Networks, Inc.(a)	9,729
59	PTC, Inc.(a)	10,934
86	Qualys, Inc.(a)	10,255
55	Roper Technologies, Inc.	29,575
641	Salesforce, Inc.	186,768
24	ServiceNow, Inc.(a)	22,392
73	SPS Commerce, Inc.(a)	12,045
24	Synopsys, Inc.(a)	12,327
25	Tyler Technologies, Inc.(a)	15,140
246	Workday, Inc., Class A(a)	57,527
		1,034,573
	Specialized REITs — 0.1%
46	American Tower Corp.	9,823
55	Crown Castle, Inc.	5,912
33	Digital Realty Trust, Inc.	5,881
11	Equinix, Inc.	9,989
148	Weyerhaeuser Co.	4,612
		36,217
	Specialty Retail — 0.9%
93	Abercrombie & Fitch Co., Class A(a)	12,256
53	Asbury Automotive Group, Inc.(a)	12,076
92	Burlington Stores, Inc.(a)	22,795
81	Dick's Sporting Goods, Inc.	15,856
166	Floor & Decor Holdings, Inc., Class A(a)	17,106
110	Home Depot, Inc.	43,313
51	Lithia Motors, Inc.	16,951
66	Lowe's Cos., Inc.	17,281
63	Ross Stores, Inc.	8,802
278	TJX Cos., Inc.	31,422
170	Williams-Sonoma, Inc.	22,802
		220,660
	Technology Hardware, Storage & Peripherals — 0.8%
832	Apple, Inc.	187,957
304	Hewlett Packard Enterprise Co.	5,925
184	HP, Inc.	6,536
Shares	Description	Value (†)
	Technology Hardware, Storage & Peripherals — continued
83	NetApp, Inc.	$9,571
86	Western Digital Corp.(a)	5,616
		215,605
	Textiles, Apparel & Luxury Goods — 0.3%
99	Crocs, Inc.(a)	10,674
66	Deckers Outdoor Corp.(a)	10,619
152	PVH Corp.	14,966
38	Ralph Lauren Corp.	7,521
2,455	Under Armour, Inc., Class A(a)	20,990
850	VF Corp.	17,604
		82,374
	Trading Companies & Distributors — 0.1%
69	Watsco, Inc.	32,638
	Water Utilities — 0.1%
162	American States Water Co.	13,358
42	American Water Works Co., Inc.	5,801
360	Essential Utilities, Inc.	13,896
		33,055
	Total Common Stocks (Identified Cost $12,527,838)	15,125,426

Principal Amount
Bonds and Notes — 5.5%
	Apartment REITs — 0.0%
$6,000	Essex Portfolio LP, 3.000%, 1/15/2030	5,463
	Automotive — 0.2%
12,000	Cummins, Inc., 5.150%, 2/20/2034	12,216
20,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	19,792
13,000	Lear Corp., 4.250%, 5/15/2029	12,552
4,000	Toyota Motor Credit Corp., MTN, 2.150%, 2/13/2030	3,523
		48,083
	Banking — 0.6%
10,000	American Express Co., (fixed rate to 8/03/2032, variable rate thereafter), 4.420%, 8/03/2033	9,609
17,000	Bank of America Corp., MTN, 3.248%, 10/21/2027	16,399
16,000	Canadian Imperial Bank of Commerce, 1.250%, 6/22/2026	15,169
11,000	Citigroup, Inc., 4.600%, 3/09/2026	10,967
10,000	Goldman Sachs Group, Inc., 3.750%, 5/22/2025	9,940
13,000	KeyCorp, MTN, 2.550%, 10/01/2029	11,578
4,000	Macquarie Group Ltd., (fixed rate to 11/28/2027, variable rate thereafter), 3.763%, 11/28/2028(b)	3,861
7,000	Morgan Stanley, GMTN, (fixed rate to 7/20/2026, variable rate thereafter), 1.512%, 7/20/2027	6,624
5,000	Morgan Stanley, GMTN, (fixed rate to 1/23/2029, variable rate thereafter), 4.431%, 1/23/2030	4,900
15,000	PNC Financial Services Group, Inc., 2.600%, 7/23/2026	14,502
13,000	PNC Financial Services Group, Inc., (fixed rate to 1/26/2026, variable rate thereafter), 4.758%, 1/26/2027	12,990
7,000	State Street Corp., 2.400%, 1/24/2030	6,246
5,000	Toronto-Dominion Bank, GMTN, 2.450%, 1/12/2032	4,238
20,000	Westpac Banking Corp., 2.350%, 2/19/2025	19,855
		146,878
	Brokerage — 0.1%
11,000	BlackRock, Inc., 2.400%, 4/30/2030	9,812
17,000	Intercontinental Exchange, Inc., 3.000%, 6/15/2050	11,349
		21,161

Principal Amount	Description	Value (†)
	Building Materials — 0.1%
$11,000	Fortune Brands Innovations, Inc., 4.000%, 3/25/2032	$10,276
14,000	Owens Corning, 3.950%, 8/15/2029	13,420
		23,696
	Chemicals — 0.1%
16,000	Ecolab, Inc., 2.125%, 2/01/2032	13,495
2,000	LYB International Finance BV, 5.250%, 7/15/2043	1,861
		15,356
	Consumer Products — 0.1%
16,000	Procter & Gamble Co., 3.000%, 3/25/2030	14,894
	Diversified Manufacturing — 0.1%
13,000	Eaton Corp., 4.150%, 3/15/2033	12,436
7,000	Emerson Electric Co., 2.000%, 12/21/2028	6,335
		18,771
	Electric — 0.2%
5,000	DTE Electric Co., Series A, 1.900%, 4/01/2028	4,578
17,000	Entergy Corp., 0.900%, 9/15/2025	16,421
14,000	Exelon Corp., 4.050%, 4/15/2030	13,436
9,000	NextEra Energy Capital Holdings, Inc., 2.250%, 6/01/2030	7,837
3,000	Pacific Gas & Electric Co., 4.550%, 7/01/2030	2,912
4,000	Southern California Edison Co., Series C, 4.125%, 3/01/2048	3,256
12,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	11,797
		60,237
	Environmental — 0.0%
6,000	Republic Services, Inc., 1.450%, 2/15/2031	4,918
6,000	Waste Management, Inc., 2.950%, 6/01/2041	4,481
		9,399
	Finance Companies — 0.1%
6,000	Ares Capital Corp., 3.250%, 7/15/2025	5,918
11,000	Oaktree Specialty Lending Corp., 2.700%, 1/15/2027	10,282
		16,200
	Food & Beverage — 0.2%
13,000	Coca-Cola Co., 1.450%, 6/01/2027	12,143
8,000	General Mills, Inc., 4.000%, 4/17/2025	7,968
4,000	Mondelez International, Inc., 2.750%, 4/13/2030	3,617
17,000	PepsiCo, Inc., 2.750%, 3/19/2030	15,506
		39,234
	Government Owned - No Guarantee — 0.1%
10,000	Equinor ASA, 3.625%, 4/06/2040	8,263
21,000	Federal National Mortgage Association, 6.625%, 11/15/2030	23,565
		31,828
	Health Care REITs — 0.1%
16,000	Alexandria Real Estate Equities, Inc., 3.800%, 4/15/2026	15,758
12,000	Welltower OP LLC, 2.800%, 6/01/2031	10,594
		26,352
	Health Insurance — 0.1%
11,000	Elevance Health, Inc., 4.101%, 3/01/2028	10,788
8,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	8,448
		19,236
	Healthcare — 0.1%
3,000	CHRISTUS Health, Series C, 4.341%, 7/01/2028	2,954
12,000	CVS Health Corp., 4.300%, 3/25/2028	11,698
4,000	DH Europe Finance II SARL, 2.200%, 11/15/2024	3,995
5,000	Kaiser Foundation Hospitals, 3.150%, 5/01/2027	4,850
10,000	Quest Diagnostics, Inc., 2.950%, 6/30/2030	9,041
		32,538
Principal Amount	Description	Value (†)
	Integrated Energy — 0.1%
$18,000	Exxon Mobil Corp., 2.992%, 3/19/2025	$17,881
11,000	Shell International Finance BV, 6.375%, 12/15/2038	12,252
		30,133
	Life Insurance — 0.1%
2,000	Athene Holding Ltd., 6.150%, 4/03/2030	2,093
7,000	Manulife Financial Corp., 3.703%, 3/16/2032	6,474
8,000	MetLife, Inc., 5.375%, 7/15/2033	8,219
8,000	Prudential Financial, Inc., 3.935%, 12/07/2049	6,275
		23,061
	Media Entertainment — 0.0%
10,000	Netflix, Inc., 3.625%, 6/15/2025(b)	9,922
	Metals & Mining — 0.0%
6,000	Nucor Corp., 3.125%, 4/01/2032	5,330
	Midstream — 0.0%
10,000	Enbridge, Inc., 5.625%, 4/05/2034	10,169
	Mortgage Related — 1.3%
21,660	Federal Home Loan Mortgage Corp., 2.000%, 3/01/2052	17,211
4,069	Federal Home Loan Mortgage Corp., 2.500%, 12/01/2051	3,378
10,059	Federal Home Loan Mortgage Corp., 2.500%, 2/01/2052	8,339
9,661	Federal Home Loan Mortgage Corp., 2.500%, 5/01/2052	8,008
7,076	Federal Home Loan Mortgage Corp., 2.500%, 6/01/2052	5,864
127	Federal Home Loan Mortgage Corp., 3.000%, 6/01/2049	110
4,038	Federal Home Loan Mortgage Corp., 3.000%, 2/01/2052	3,486
6,832	Federal Home Loan Mortgage Corp., 3.000%, 4/01/2052	5,895
4,354	Federal Home Loan Mortgage Corp., 3.000%, 5/01/2052	3,751
7,034	Federal Home Loan Mortgage Corp., 3.000%, 6/01/2052	6,065
13,388	Federal Home Loan Mortgage Corp., 3.000%, 8/01/2052	11,541
7,127	Federal Home Loan Mortgage Corp., 3.000%, 9/01/2052	6,142
12,825	Federal Home Loan Mortgage Corp., 3.500%, 5/01/2052	11,478
8,116	Federal Home Loan Mortgage Corp., 3.500%, 10/01/2052	7,261
873	Federal Home Loan Mortgage Corp., 4.000%, 7/01/2052	808
891	Federal Home Loan Mortgage Corp., 4.000%, 9/01/2052	824
9,606	Federal Home Loan Mortgage Corp., 5.000%, 3/01/2054	9,337
705	Federal National Mortgage Association, 2.000%, 9/01/2050	564
4,020	Federal National Mortgage Association, 2.000%, 7/01/2051	3,203
8,106	Federal National Mortgage Association, 2.000%, 8/01/2051	6,447
2,488	Federal National Mortgage Association, 2.000%, 10/01/2051	1,981
1,678	Federal National Mortgage Association, 2.000%, 11/01/2051	1,336
8,705	Federal National Mortgage Association, 2.000%, 3/01/2052	6,915
7,964	Federal National Mortgage Association, 2.000%, 4/01/2052	6,333
606	Federal National Mortgage Association, 2.500%, 8/01/2050	507
4,771	Federal National Mortgage Association, 2.500%, 2/01/2051	3,970
5,291	Federal National Mortgage Association, 2.500%, 8/01/2051	4,406
4,637	Federal National Mortgage Association, 2.500%, 9/01/2051	3,862
9,229	Federal National Mortgage Association, 2.500%, 2/01/2052	7,651
11,247	Federal National Mortgage Association, 2.500%, 4/01/2052	9,324

Principal Amount	Description	Value (†)
	Mortgage Related — continued
$8,779	Federal National Mortgage Association, 2.500%, 5/01/2052	$7,278
17,680	Federal National Mortgage Association, 2.500%, 6/01/2052	14,656
465	Federal National Mortgage Association, 3.000%, 4/01/2034	439
1,235	Federal National Mortgage Association, 3.000%, 12/01/2049	1,076
7,419	Federal National Mortgage Association, 3.000%, 5/01/2051	6,437
7,229	Federal National Mortgage Association, 3.000%, 2/01/2052	6,241
5,957	Federal National Mortgage Association, 3.000%, 4/01/2052	5,140
16,081	Federal National Mortgage Association, 3.000%, 7/01/2052	13,866
850	Federal National Mortgage Association, 3.500%, 6/01/2049	770
216	Federal National Mortgage Association, 3.500%, 7/01/2049	196
240	Federal National Mortgage Association, 3.500%, 8/01/2049	217
4,119	Federal National Mortgage Association, 3.500%, 4/01/2052	3,685
18,714	Federal National Mortgage Association, 3.500%, 5/01/2052	16,745
8,791	Federal National Mortgage Association, 3.500%, 7/01/2052	7,868
343	Federal National Mortgage Association, 4.000%, 3/01/2050	321
7,936	Federal National Mortgage Association, 4.000%, 8/01/2052	7,335
6,155	Federal National Mortgage Association, 4.000%, 9/01/2052	5,692
13,059	Federal National Mortgage Association, 4.000%, 5/01/2053	12,071
264	Federal National Mortgage Association, 4.500%, 5/01/2049	254
101	Federal National Mortgage Association, 4.500%, 6/01/2049	97
4,543	Federal National Mortgage Association, 4.500%, 2/01/2053	4,317
2,756	Federal National Mortgage Association, 4.500%, 4/01/2053	2,617
14,180	Federal National Mortgage Association, 4.500%, 8/01/2053	13,467
828	Government National Mortgage Association, 3.000%, 4/20/2052	727
11,815	Government National Mortgage Association, 3.000%, 6/20/2052	10,362
5,680	Government National Mortgage Association, 4.000%, 8/20/2053	5,289
6,582	Government National Mortgage Association, 5.000%, 7/20/2053	6,438
28,627	Government National Mortgage Association, 5.500%, 4/20/2053	28,538
		348,136
	Office REITs — 0.0%
4,000	Boston Properties LP, 2.750%, 10/01/2026	3,834
Principal Amount	Description	Value (†)
	Oil Field Services — 0.1%
$8,000	Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 3.337%, 12/15/2027	$7,701
6,000	Schlumberger Investment SA, 4.850%, 5/15/2033	5,931
		13,632
	Other REITs — 0.0%
5,000	Prologis LP, 1.250%, 10/15/2030	4,113
	Pharmaceuticals — 0.2%
15,000	Astrazeneca Finance LLC, 2.250%, 5/28/2031	12,940
4,000	Biogen, Inc., 2.250%, 5/01/2030	3,474
12,000	Bristol-Myers Squibb Co., 3.400%, 7/26/2029	11,407
3,000	Merck & Co., Inc., 1.450%, 6/24/2030	2,529
14,000	Viatris, Inc., 3.850%, 6/22/2040	10,500
		40,850
	Property & Casualty Insurance — 0.1%
7,000	Fidelity National Financial, Inc., 3.400%, 6/15/2030	6,348
9,000	Marsh & McLennan Cos., Inc., 2.250%, 11/15/2030	7,817
		14,165
	Railroads — 0.0%
12,000	CSX Corp., 2.600%, 11/01/2026	11,573
	Restaurants — 0.0%
13,000	Starbucks Corp., 2.250%, 3/12/2030	11,452
	Retail REITs — 0.0%
2,000	Realty Income Corp., 2.700%, 2/15/2032	1,716
4,000	Realty Income Corp., 3.400%, 1/15/2028	3,854
		5,570
	Retailers — 0.1%
13,000	Amazon.com, Inc., 3.875%, 8/22/2037	11,674
15,000	TJX Cos., Inc., 1.150%, 5/15/2028	13,409
		25,083
	Technology — 0.4%
13,000	Adobe, Inc., 2.300%, 2/01/2030	11,634
10,000	Apple, Inc., 2.500%, 2/09/2025	9,937
4,000	Broadcom, Inc., 3.137%, 11/15/2035(b)	3,287
7,000	Broadcom, Inc., 4.926%, 5/15/2037(b)	6,713
7,000	Intel Corp., 2.450%, 11/15/2029	6,160
12,000	International Business Machines Corp., 4.000%, 6/20/2042	10,013
16,000	NVIDIA Corp., 2.850%, 4/01/2030	14,745
10,000	Oracle Corp., 2.950%, 5/15/2025	9,895
14,000	QUALCOMM, Inc., 1.650%, 5/20/2032	11,233
8,000	QUALCOMM, Inc., 4.500%, 5/20/2052	6,971
11,000	Salesforce, Inc., 1.500%, 7/15/2028	9,919
7,000	Texas Instruments, Inc., 4.900%, 3/14/2033	7,078
		107,585
	Treasuries — 0.7%
21,000	U.S. Treasury Bonds, 1.250%, 5/15/2050	10,552
12,000	U.S. Treasury Bonds, 2.250%, 5/15/2041	8,818
12,000	U.S. Treasury Bonds, 2.500%, 5/15/2046	8,518
32,000	U.S. Treasury Bonds, 2.875%, 11/15/2046	24,240
36,000	U.S. Treasury Bonds, 3.000%, 5/15/2045	28,257
18,000	U.S. Treasury Bonds, 3.000%, 2/15/2048	13,815
23,000	U.S. Treasury Bonds, 3.000%, 2/15/2049	17,549
14,000	U.S. Treasury Bonds, 4.375%, 8/15/2043	13,653
54,000	U.S. Treasury Notes, 0.375%, 11/30/2025	51,766
		177,168
	Utility Other — 0.0%
9,000	Essential Utilities, Inc., 4.276%, 5/01/2049	7,401
	Wireless — 0.1%
12,000	Vodafone Group PLC, 6.150%, 2/27/2037	12,787

Principal Amount	Description	Value (†)
	Wirelines — 0.1%
$6,000	AT&T, Inc., 3.650%, 6/01/2051	$4,361
23,000	Verizon Communications, Inc., 2.650%, 11/20/2040	16,074
		20,435
	Total Bonds and Notes (Identified Cost $1,461,299)	1,411,725

Shares
Exchange-Traded Funds — 8.4%
27,289	iShares® ESG Aware MSCI EAFE ETF (Identified Cost $2,067,150)	2,174,115

Mutual Funds — 13.5%
89,687	WCM Focused Emerging Markets Fund, Institutional Class	1,330,058
85,098	WCM Focused International Growth Fund, Institutional Class	2,154,673
	Total Mutual Funds (Identified Cost $3,421,122)	3,484,731

Affiliated Mutual Funds — 11.1%
29,680	Loomis Sayles Inflation Protected Securities Fund, Class N	285,813
48,521	Mirova Global Green Bond Fund, Class N	424,074
171,664	Mirova International Sustainable Equity Fund, Class N	2,168,120
	Total Affiliated Mutual Funds (Identified Cost $2,921,679)	2,878,007

Principal Amount	Description	Value (†)
Short-Term Investments — 3.1%
$794,795	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 10/31/2024 at 3.000% to be repurchased at $794,861 on 11/01/2024 collateralized by $799,800 U.S. Treasury Note, 4.375% due 7/31/2026 valued at $811,091 including accrued interest(c) (Identified Cost $794,795)	$794,795
	Total Investments — 100.2% (Identified Cost $23,193,883)	25,868,799
	Other assets less liabilities — (0.2)%	(49,216)
	Net Assets — 100.0%	$25,819,583

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the
Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-
end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's NAV is calculated. Fair valuation by the Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2024, the value of Rule 144A holdings amounted to $23,783 or 0.1% of net assets.

(c)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. As of October 31, 2024, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ADR
An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described.
The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

ETF	Exchange-Traded Fund
GMTN	Global Medium Term Note
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
Affiliated Fund Transactions
A summary of affiliated fund transactions for each underlying fund held by the Fund for the period ended October 31, 2024, is as follows:
Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Shares as of October 31, 2024	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$215,633	$76,848	$6,229	$7	$(446)	$285,813	29,680	$7,509
Mirova Global Green Bond Fund, Class N	319,957	103,299	11,098	647	11,269	424,074	48,521	—
Mirova International Sustainable Equity Fund, Class N	1,670,222	416,995	29,653	7,546	103,010	2,168,120	171,664	581
	$2,205,812	$597,142	$46,980	$8,200	$113,833	$2,878,007	249,865	$8,090

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Fair Value Measurements
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of October 31, 2024, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$15,125,426	$ —	$ —	$15,125,426
Bonds and Notes(a)	—	1,411,725	—	1,411,725
Exchange-Traded Funds	2,174,115	—	—	2,174,115
Mutual Funds	3,484,731	—	—	3,484,731
Affiliated Mutual Funds	2,878,007	—	—	2,878,007
Short-Term Investments	—	794,795	—	794,795
Total Investments	$23,662,279	$2,206,520	$—	$25,868,799

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Asset Allocation Summary at October 31, 2024 (Unaudited)
Equity	88.9%
Fixed Income	8.2
Short-Term Investments	3.1
Total Investments	100.2
Other assets less liabilities	(0.2)
Net Assets	100.0%